Fair Value Estimation	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Fair Value Estimation	Fair Value Estimation
The table below summarizes the Group’s financial instruments carried at fair value as of December 31, 2023 and June 30, 2024 by level of the inputs used to measure fair value.

(In thousands)

As of December 31, 2023	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$78,317	$—	$—	$78,317
Financial assets at fair value through other comprehensive income (current)	1,750	10,896	—	12,646
Total	$80,067	$10,896	$—	$90,963

As of June 30, 2024	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$79,089	$—	$—	$79,089
Total	$79,089	$—	$—	$79,089
There were no transfers between Levels 1, 2 and 3 during the periods.
Financial instruments in Level 1
The fair value of financial instruments identified as Level 1 are supported by quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.
Financial instruments in Level 2
The fair value of financial instruments identified as Level 2 is determined by the use of valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific measures. For these financial instruments, all significant inputs required as inputs to fair value are observable.
Financial instruments in Level 3
If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.
Specific valuation techniques used to value financial instruments include:
•Quoted market prices or dealer quotes for similar instruments;
•Comparison of accreted purchase price at trade date to face value at maturity and comparison to prices of subsequent similar transactions; and
•A combination of observable and unobservable inputs, including expected rate of return, risk-free rate, expected volatility, discount rate for lack of marketability, bond terms and conditions, current performance data, etc.
Financial assets at fair value through other comprehensive income ("FVOCI") are reflected as Level 1 and 2 instruments, as short-term investments. The following table presents the changes in Level 1 and 2 instruments of short-term investments for the six months ended June 30, 2023 and 2024.

	Six Months Ended June 30,
	2023	2024
(In thousands)
Financial assets at fair value through other comprehensive income
Opening balance	$82,847	$12,646
Additions	31,028	—
Settlements (including coupon interest received)	(65,440)	(12,757)
Accrued interest	255	1
Discount Accreted	1,045	99
Change in fair value debited to other comprehensive (loss) / income*	222	11
Closing balance	$49,957	$—
*includes unrealized gains / (losses) recognized in other comprehensive (loss) / income attributable to balances held at the end of the reporting period
The Group did not have any Level 3 investment activity during the six months ended June 30, 2023 and June 30, 2024.
Investments in money market funds are reflected as Level 1 instruments. The following table presents the changes in Level 1 instruments of money market funds, which are included in cash equivalents for the six months ended June 30, 2023 and 2024.

	Six Months Ended June 30,
	2023	2024
(In thousands)
Financial assets at fair value through profit or loss
Opening balance	$18,368	$78,317
Additions	65,440	12,757
Settlements (including coupon interest received, net of fees)	(31,118)	(14,043)
Interest income credited to profit or loss (Note 9)	782	2,058
Closing balance	$53,472	$79,089
The carrying amounts of the Group’s other financial assets and liabilities, including cash at banks, other receivables, trade payable and other payables, approximate their fair values.